NOTES RECEIVABLE (Details)	Oct. 21, 2021 CNY (¥)	Oct. 21, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable			¥ 6,305,633	$ 976,429	¥ 4,180,885
Subsequent event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	¥ 1,574,200	$ 243,765
Percentage of notes subsequently collected	25.0	25.0